Annual Total Returns[BarChart] - Federated Hermes Select Total Return Bond Fund - IS	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.32%	4.91%	3.47%	(1.89%)	5.11%	1.50%	2.41%	2.47%	0.92%	5.33%